SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Reconciliation of revenue from segments to consolidated
Summarized information by segments for the years ended June 30, 2021, 2022, and 2023 is as follows:

	Year ended June 30, 2021
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$291,106	100,877	68,197	460,180
Product sales	22,772	5,895	—	28,667
Maintenance service revenue	21,402	79,874	46	101,322
Extended warranty service revenue	1,772	1,525	—	3,297

Total	337,052	188,171	68,243	593,466
Costs of revenue	227,107	90,386	57,694	375,187

Gross profit	$109,945	97,785	10,549	218,279

	Year ended June 30, 2022
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$380,516	109,342	83,709	573,567
Product sales	31,559	6,927	—	38,486
Maintenance service revenue	26,725	64,492	50	91,267
Extended warranty service revenue	1,118	3,024	—	4,142

Total	439,918	183,785	83,759	707,462
Costs of revenue	294,642	98,150	75,313	468,105

Gross profit	$145,276	85,635	8,446	239,357

	Year ended June 30, 2023
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$438,863	111,331	81,906	632,100
Product sales	41,987	5,437	—	47,424
Maintenance service revenue	24,045	70,050	—	94,095
Extended warranty service revenue	1,405	2,349	—	3,754

Total	506,300	189,167	81,906	777,373
Costs of revenue	353,380	92,775	75,733	521,888

Gross profit	$152,920	96,392	6,173	255,485

Schedule of Revenues by geographical area
The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2021	2022	2023
Revenues:
PRC	$518,170	$614,903	$689,814
Non-PRC	75,296	92,559	87,559

	$593,466	$707,462	$777,373

Schedule of long-lived assets other than goodwill and intangible assets by geographical area
The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,
	2022	2023
Long-lived assets other than goodwill and acquired intangible assets
PRC	$159,598	$194,136
Non-PRC	10,114	9,640

	$169,712	$203,776